Business Acquisitions - Additional Information (Details)							2 Months Ended	3 Months Ended				5 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Sep. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($) shares $ / shares	Aug. 04, 2021 CAD ($) shares	Jul. 20, 2021 CAD ($) shares	Jun. 20, 2021	Dec. 31, 2022 CAD ($)	Mar. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)		Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)		Jul. 19, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Business Combinations [Line Items]
Convertible debenture settlement																	$ 0	$ 9,354,000	[1]	$ 0
Equity component							$ 1,327,655,000		$ 1,329,533,000			$ 1,329,533,000			$ 1,327,655,000		1,327,655,000	1,329,533,000		269,695,000	$ 221,198,000
Liabilities component							231,695,000		98,127,000	[2]		98,127,000	[2]		231,695,000		231,695,000	98,127,000	[2]
Assets component							1,559,350,000		1,427,660,000	[2],[3]		1,427,660,000	[2],[3]		1,559,350,000		1,559,350,000	1,427,660,000	[2],[3]
Intangible assets	[2]						74,885,000		50,148,000			50,148,000			74,885,000		74,885,000	50,148,000
Impairment loss																	$ 196,033,000	60,000,000	[4]	79,191,000
Estimated cash flow term																	5 years
Issued Capital
Disclosure Of Business Combinations [Line Items]
Number of shares issued to settle convertible instruments, Shares | shares				2,500,000
Number of shares issued to settle convertible instruments, Value				$ 2,700,000
Convertible debenture settlement				$ 9,300,000
Equity component							2,292,810,000		2,035,704,000			2,035,704,000			2,292,810,000		$ 2,292,810,000	2,035,704,000		$ 762,046,000	$ 509,654,000
Brands and Trademarks
Disclosure Of Business Combinations [Line Items]
Intangible assets							61,083,000		40,709,000			40,709,000			61,083,000		$ 61,083,000	40,709,000
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Business combination, Transaction end date						Jul. 20, 2021
Description of acquiree																	Inner Spirit is a retailer and franchisor of Spiritleaf adult-use cannabis stores across Canada, with a network that included more than 100 franchised and corporate-owned locations at the acquisition date.
Cash consideration					$ 92,583,000
Cash transferred for each ordinary shares of acquire					$ 0.30
Issuance of common shares | shares					2,400,000
Issuance of common shares, value					$ 26,216,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares					0.00835
Contingent consideration					$ 1,150,000
Equity component									1,800,000			1,800,000						1,800,000
Liabilities component									300,000			300,000						300,000
Assets component									900,000			900,000						900,000
Revenue												16,100,000
Net earnings (loss)												1,100,000
Revenue increased amount														$ 20,400,000
Net income (loss)														$ (7,400,000)
Acquisition-related costs for business transaction																		1,900,000
Intangible assets									45,400,000			45,400,000						$ 45,400,000
Increase in fair value of intangible assets												46,000,000.0
Amortization of intangible assets												$ 600,000
Deferred tax liability					(5,643,000)
Goodwill					72,496,000
Inner Spirit | Adjustments
Disclosure Of Business Combinations [Line Items]
Deferred tax liability					(5,643,000)
Increase in amortization expense					600,000				$ 300,000		$ 300,000
Cost of sales					2,000,000.0
Decrease in general and administrative expenses					300,000
Goodwill					(42,041,000)
Inner Spirit | Group CGU
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 72,500,000					$ 4,600,000								4,600,000		$ 4,600,000
Impairment loss		$ 67,900,000
Estimated cash flow term		5 years
Discount rate		19.50%
Goodwill, Estimated Recoverable Amount		$ 40,000,000.0
Increase impairment discount rate		1.00%
Increase of impairment on assets		$ 1,100,000
Inner Spirit | Inner Spirit Warrants
Disclosure Of Business Combinations [Line Items]
Contingent consideration					$ 1,200,000
Inner Spirit | Brands and Trademarks
Disclosure Of Business Combinations [Line Items]
Estimated cash flow term		5 years
Discount rate		19.50%
Inner Spirit | Brands and Trademarks | Cannabis Franchise CGU
Disclosure Of Business Combinations [Line Items]
Intangible assets with indefinite useful life		$ 18,300,000
Inner Spirit | Brands and Trademarks | Cannabis Retail CGU
Disclosure Of Business Combinations [Line Items]
Intangible assets with indefinite useful life		17,700,000
Impairment of intangible assets with indefinite useful lives		16,400,000
Intangible Assets With Indefinite, Estimated Recoverable Amount		$ 1,900,000
Alcanna
Disclosure Of Business Combinations [Line Items]
Business Combination Transaction Initiated Date																	Jan. 06, 2022
Business combination, Transaction end date			Mar. 31, 2022
Description of acquiree																	Alcanna is a Canadian liquor retailer, operating predominantly in Alberta under its three retail brands, “Wine and Beyond”, “Liquor Depot” and “Ace Liquor”.
Cash consideration			$ 54,339,000
Cash transferred for each ordinary shares of acquire			$ 1.50
Issuance of common shares | shares			32,100,000
Issuance of common shares, value			$ 287,129,000
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares			0.885
Revenue															639,500,000
Net earnings (loss)															$ 101,000,000.0
Revenue increased amount								$ 162,500,000
Net income (loss)								$ (25,500,000)
Acquisition-related costs for business transaction																	$ 7,000,000.0
Percentage of fair value of non-controlling			37.00%
Share price transaction | $ / shares			$ 2.66
Payment of acquired long-term debt			$ 10,000,000.0
Goodwill			150,935,000
Estimated cash flow term																	5 years
Discount rate							12.00%								12.00%		12.00%
Alcanna | Adjustments
Disclosure Of Business Combinations [Line Items]
Goodwill			$ (129,308,000)
Alcanna | Cannabis Franchise CGU
Disclosure Of Business Combinations [Line Items]
Intangible assets with indefinite useful life							$ 18,300,000								$ 18,300,000		$ 18,300,000
Alcanna | Cannabis Retail CGU
Disclosure Of Business Combinations [Line Items]
Intangible assets with indefinite useful life							2,700,000								2,700,000		2,700,000
Goodwill							126,600,000								126,600,000		126,600,000
Impairment loss																	88,000,000.0
Estimated recoverable amount							84,800,000								84,800,000		84,800,000
Alcanna | Liquor Retail CGU
Disclosure Of Business Combinations [Line Items]
Intangible assets with indefinite useful life							43,100,000								43,100,000		43,100,000
Goodwill							24,300,000								$ 24,300,000		24,300,000
Zenabis
Disclosure Of Business Combinations [Line Items]
Revenue							400,000
Net earnings (loss)							$ 1,800,000
Revenue increased amount																$ 2,000,000.0
Net income (loss)																$ 9,000,000.0
Acquisition-related costs for business transaction																	$ 800,000
Nova | Alcanna
Disclosure Of Business Combinations [Line Items]
Percentage of equity interest			63.00%

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).
[3]	Adjustments to provisional amounts — refer to note 5(b)
[4]	Adjustment to provisional amounts — refer to note 5(b).